Note 7 - Stockholders' Equity (Deficit) (Details) - Options Outstanding, Vested and Exercisable (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares (in Shares)	548,950	568,950	460,700	451,950
Weighted-Average Price per Share	$ 8.423	$ 8.320	$ 9.87	$ 11.29
Weighted-Average Remaining Contractual Life	4 years 117 days	4 years 309 days	5 years 68 days	6 years 59 days
Shares (in Shares)		308,221
Weighted-Average Remaining Contractual Life		3 years 343 days
$2.23 to $6.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Price per share - lower limit		$ 2.23
Price per share - upper limit		$ 6.90
Shares (in Shares)		263,200
Weighted-Average Price per Share		$ 5.01
Weighted-Average Remaining Contractual Life		5 years 251 days
Shares (in Shares)		61,243
Weighted-Average Price per Share		$ 2.57
Weighted-Average Remaining Contractual Life		3 years 175 days
$7.00 to $12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Price per share - lower limit		$ 7.00
Price per share - upper limit		$ 12.50
Shares (in Shares)		279,750
Weighted-Average Price per Share		$ 10.62
Weighted-Average Remaining Contractual Life		4 years 29 days
Shares (in Shares)		228,979
Weighted-Average Price per Share		$ 10.64
Weighted-Average Remaining Contractual Life		4 years 18 days
$13.00 to $23.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Price per share - lower limit		$ 13.00
Price per share - upper limit		$ 23.80
Shares (in Shares)		26,000
Weighted-Average Price per Share		$ 17.23
Weighted-Average Remaining Contractual Life		4 years 208 days
Shares (in Shares)		17,999
Weighted-Average Price per Share		$ 19.50
Weighted-Average Remaining Contractual Life		4 years 135 days